SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
The Company is authorized to issue an unlimited number of common shares, first preference shares issuable in series and second preference shares issuable in series.

		Years ended December 31,
Number of common shares (in millions)	Notes	2024	2023
Outstanding, beginning of the year		481.3	479.0
Equity issuance		85.2	—
Issuance of flow-through common shares		1.9	—
Issuance of shares for share-based compensation	25	3.0	2.3
Outstanding, end of the year		571.4	481.3
(a)Equity issuance
On May 21, 2024, the Company entered into a public equity offering of 72.0 million common shares at a price of $4.17 per common share for gross proceeds of $300.2 million. The issuance was completed on May 24, 2024. The Company received net proceeds of $287.5 million from the equity offering, after transaction costs of $12.7 million.
(b)Flow-through common shares
In February 2024, the Company issued 1.9 million flow-through common shares at CAD$4.20 per share for net proceeds of $5.9 million (CAD$8.0 million), which included a $1.2 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $4.7 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund exploration expenditures for the Company's exploration properties in Quebec, Canada. Flow-through common shares require the Company to incur an amount equivalent to the proceeds of the issue on prescribed expenditures in accordance with the applicable tax legislation. As at December 31, 2024, the remaining unspent amount was $0.6 million.
For the year ended December 31, 2024, $1.1 million was recognized as amortization of the gains related to the issuances of flow-through common shares and was included in interest income and derivatives and other investment gains in the consolidated statements of earnings (note 31).